IFRS16 LEASES - Narrative (Details) - EUR (€)	Jun. 28, 2019	Jan. 02, 2019	Jan. 01, 2019
Disclosure of leases [Abstract]
Weighted average incremental borrowing rate applied to lease liabilities			1.30%
Threshold total minimum lease payments for low-value leases	€ 5,000	€ 6,000,000